OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses	$ 14,839	$ 15,746
Accrued payroll and related taxes	10,527	9,591
Government institutions	6,287	6,593
Accrued dividend	8,277	6,087
Operating lease liabilities, current	3,385	3,298
Others	2,589	2,835
Total	$ 45,904	$ 44,150